Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of borrowings

	2020 £’000	2021 £’000	2020 £’000
Current
Lease liabilities	161	146	93
Government and research loans	–	–	107
Total	161	146	200
Non-current
Lease liabilities	463	620	60
Total	463	620	60